Related Party Transactions - Schedule of Payments to Board of Directors and Key Management Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Board of directors compensations	$ (1,239)	$ (1,358)	$ (1,310)
Short-term employee benefits	33,819	27,168	31,868
Other long-term benefits	153	3,277
Compensation for termination of contract	1,936	982	931
Totals	$ 34,669	$ 30,069	$ 31,489